Vessel Revenues	12 Months Ended
Dec. 31, 2024
Vessel Revenues [Abstract]
Vessel Revenues
9. Vessel Revenues

The following table includes the voyage revenues earned by the Company by type of contract (time charter, voyage charter) in each of the years ended December 31, 2024, 2023 and 2022, as presented in the accompanying consolidated statements of comprehensive loss:

	December 31, 2024	December 31, 2023	December 31, 2022
Time charter revenues	24,768	18,957	19,085
Voyage charter revenues	934	-	-
Total Vessel Revenues	$25,702	$18,957	$19,085

As of December 31, 2024, trade accounts receivable related to voyage charters amounted to $40.